SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Product Information [Line Items]
Revenues	$ 200,681		$ 0		$ 263,555	$ 0
Customer deposits	1,631,445				1,631,445		$ 0
Accounts Receivable, after Allowance for Credit Loss, Current	30,000				30,000		0
Accumulated deficit	105,989,201				105,989,201		$ 98,233,673
Net loss	4,334,586	$ 3,420,941	$ 3,035,345	$ 3,001,388	7,755,527	$ 6,036,733
Advertising Campaigns [Member]
Product Information [Line Items]
Revenues	155,681				218,555
Customer deposits	1,631,445				1,631,445
Webinar Services [Member]
Product Information [Line Items]
Revenues	$ 45,000				$ 45,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member] | Advertising Campaigns [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%				100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Webinar Services [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%